OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER NON-CURRENT LIABILITIES
Restricted share units	$ 8,283	$ 3,944
Other		146
Total other non-current liabilities	$ 8,283	$ 4,090